Financial Assets at Fair Value Through Profit or Loss - Schedule of Gains (Losses) Recognized in Profit or Loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Gains (Losses) Recognized in Profit or Loss [Abstract]
Fair value gains (losses) on equity investments recognized in other income (expense)		€ 9,436